DEBT (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Jul. 24, 2024	Dec. 04, 2023	Sep. 29, 2023	Aug. 07, 2023	Sep. 30, 2024	Dec. 31, 2023
Securities Financing Transaction [Line Items]
Volatility rate					164.21%	106.90%
Risk-free rate of interest					5.48%	5.48%
Convertible note		$ 51,150	$ 57,750	$ 57,750
Interest rate		10.00%	10.00%	10.00%
Convert discount rate		39.00%	39.00%	39.00%
Convertible debt outstanding					$ 0	$ 120,925
Derivative liabilities					$ 0	$ 108,958
GS SPA Note [Member]
Securities Financing Transaction [Line Items]
Debt face amount	$ 2,673,423
Debt interest rate	4.99%
Reserve shares of common stock	2,500,000,000